Note 9 - Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule Of Long-Term Investments [Table Text Block]
	December 31
	2016	2015
Cost method
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$2,365	$2,365
X-FAB Silicon Foundries SE (“X-FAB”)	-	4,968
Philip Ventures Enterprise Fund (“PVEF”)	44	49
GEM Services, Inc. (“GEM”)	-	78
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,844
Verticil Electronics Corp. (“Verticil”)	-	-
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	4,253	9,304
Available-for-sale securities – noncurrent
Etrend Hightech Corp. (“Etrend”)	-	-

	$4,253	$9,304

Unrealized Gain (Loss) on Investments [Table Text Block]
	Years Ended December 31
	2016	2015	2014

Balance at beginning of period	$-	$-	$398
Other comprehensive income before reclassification adjustment	523	-	74
Reclassification adjustment	(523)	-	(472)

Balance at end of period	$-	$-	$-